Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012
Operating Leases, Payments Due by Period
Total	$ 90,000
Less than 1 year	90,000
Debt Obligations, Payments Due by Period
Total	11,500,000
Less than 1 year	2,889,000
1-3 years	8,611,000
Contractual obligations, Payments Due by Period
Total	11,590,000
Less than 1 year	2,979,000
1-3 years	8,611,000
Acquisition agreement | OSI Pharmaceuticals | Anti-PDGF aptamers
Commitments and contingencies
Amount of obligation to make one-time payments	12,000,000
License agreement | Archemix | Anti-PDGF aptamers
Commitments and contingencies
Cumulative payments	2,300,000
License agreement | Archemix | Fovista | Achievement of specified clinical and regulatory milestones | Maximum
Commitments and contingencies
Amount to be paid on achievement of milestone	16,500,000
License agreement | Archemix | Fovista | Initiation of planned Phase 3 clinical program of Fovista
Commitments and contingencies
Amount to be paid on achievement of milestone	2,500,000
License agreement | Archemix | Fovista | Achievement of specified commercial milestones | Maximum
Commitments and contingencies
Amount to be paid on achievement of milestone	3,000,000
License agreement | Archemix | Other anti-PDGF aptamer | Achievement of specified clinical and regulatory milestones | Maximum
Commitments and contingencies
Amount to be paid on achievement of milestone	18,800,000
License agreement | Archemix | Other anti-PDGF aptamer | Achievement of specified commercial milestones | Maximum
Commitments and contingencies
Amount to be paid on achievement of milestone	3,000,000
License agreement | Archemix | Anti-C5 aptamers
Commitments and contingencies
Cumulative payments	2,000,000
License agreement | Archemix | Anti-C5 aptamers | Achievement of specified commercial milestones | Maximum
Commitments and contingencies
Amount to be paid on achievement of milestone	22,500,000
License agreement | Archemix | Anti-C5 aptamers | Achievement of specified development, clinical and regulatory milestones | Maximum
Commitments and contingencies
Amount to be paid on achievement of milestone	57,500,000
License, manufacturing and supply agreement | Nektar
Commitments and contingencies
Cumulative payments	800,000
License, manufacturing and supply agreement | Nektar | Achievement of specified clinical and regulatory milestones | Maximum
Commitments and contingencies
Amount to be paid on achievement of milestone	5,500,000
License, manufacturing and supply agreement | Nektar | Initiation of planned Phase 3 clinical program of Fovista
Commitments and contingencies
Amount to be paid on achievement of milestone	1,000,000
License, manufacturing and supply agreement | Nektar | Achievement of specified commercial sale milestone
Commitments and contingencies
Amount to be paid on achievement of milestone	$ 3,000,000